Earnings Per Share Antidilutive Shares (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Stock Options	3,800,027	5,648,587	5,160,127